QUARTERLY RESULTS (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 596,943	$ 516,884	$ 485,404	$ 460,213	$ 2,800,933	$ 2,059,444	$ 1,636,815
Cost of revenue	270,277	261,932	236,690	223,571	218,412	188,642	181,472	172,718	992,470	761,244	593,816
Operating income	85,294	78,033	97,476	62,765	55,455	46,740	58,231	37,336	323,568	197,762	49,795
Earnings from continuing operations	44,408	46,185	48,101	31,153	41,798	67,973	45,630	20,168	169,847	175,569	(9,393)
Earnings (loss) from discontinued operations, net of tax	(2,470)	(5,624)	(4,641)	3,684	4,366	(3,922)	(2,488)	(1,948)	(9,051)	(3,992)	103,745
Net earnings	41,938	40,561	43,460	34,837	46,164	64,051	43,142	18,220	160,796	171,577	94,352
Net earnings (loss) attributable to IAC shareholders	$ 40,739	$ 40,717	$ 43,332	$ 34,478	$ 48,766	$ 64,973	$ 42,424	$ 18,070	$ 159,266	$ 174,233	$ 99,359
Per share information attributable to IAC shareholders:
Basic earnings (loss) per share from continuing operations (in dollars per share)	$ 0.49	$ 0.52	$ 0.56	$ 0.37	$ 0.53	$ 0.81	$ 0.50	$ 0.22	$ 1.95	$ 2.05	$ (0.04)
Diluted earnings (loss) per share from continuing operations (in dollars per share)	$ 0.46	$ 0.49	$ 0.52	$ 0.34	$ 0.48	$ 0.73	$ 0.46	$ 0.21	$ 1.81	$ 1.89	$ (0.04)
Basic earnings (loss) per share (in dollars per share)	$ 0.46	$ 0.46	$ 0.50	$ 0.42	$ 0.58	$ 0.77	$ 0.47	$ 0.20	$ 1.85	$ 2.01	$ 0.93
Diluted earnings (loss) per share (in dollars per share)	$ 0.43	$ 0.43	$ 0.47	$ 0.38	$ 0.53	$ 0.69	$ 0.44	$ 0.19	$ 1.71	$ 1.85	$ 0.93